ALLIANCE
                            -------------------------
                                VARIABLE PRODUCTS
                            -------------------------
                                   SERIES FUND
                            -------------------------
                            PREMIER GROWTH PORTFOLIO
                            -------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

                          Investment Products Offered
                          ---------------------------
                           > Are Not FDIC Insured
                           > May Lose Value
                           > Are Not Bank Guaranteed
                          ---------------------------

PREMIER GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
   COMPANY                                U.S. $ VALUE     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
   Citigroup, Inc.                       $  143,104,881              6.2%
--------------------------------------------------------------------------------
   Pfizer, Inc.                             134,678,137              5.9
--------------------------------------------------------------------------------
   MBNA Corp.                               120,210,233              5.2
--------------------------------------------------------------------------------
   AOL Time Warner, Inc.                    112,034,050              4.9
--------------------------------------------------------------------------------
   Kohl's Corp.                             109,382,301              4.8
--------------------------------------------------------------------------------
   AT&T Wireless Group                      109,039,664              4.8
--------------------------------------------------------------------------------
   Tyco International, Ltd.                 101,057,988              4.4
--------------------------------------------------------------------------------
   UnitedHealth Group, Inc.                  83,276,050              3.6
--------------------------------------------------------------------------------
   Viacom, Inc.                              78,848,628              3.4
--------------------------------------------------------------------------------
   BP Plc (ADR)                              76,698,612              3.3
--------------------------------------------------------------------------------
                                         $1,068,330,544             46.5%
--------------------------------------------------------------------------------

PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-99.3%
CONSUMER SERVICES-28.9%
AIRLINES-2.7%
AMR Corp. .....................................         296,200     $ 10,701,706
Continental Airlines, Inc. Cl.B (a) ...........         331,500       16,326,375
Delta Air Lines, Inc. .........................          58,000        2,556,640
KLM Royal Dutch Air (Netherlands) (a) .........         441,063        7,784,762
Northwest Airlines Corp. Cl.A (a) .............         496,260       12,530,565
UAL Corp. .....................................         334,500       11,757,675
                                                                    ------------
                                                                      61,657,723
                                                                    ------------
BROADCASTING & CABLE-12.5%
AOL Time Warner, Inc. (a)......................       2,113,850      112,034,050
AT&T Corp. -Liberty Media Cl.A (a) ............       3,018,620       52,795,664
Clear Channel Communications (a) ..............         268,874       16,858,400
Comcast Corp. Cl.A (a) ........................         622,700       27,025,180
Viacom, Inc. (a) ..............................       1,523,645       78,848,628
                                                                    ------------
                                                                     287,561,922
                                                                    ------------
CELLULAR COMMUNICATIONS-4.8%
AT&T Wireless Group (a) .......................       3,440,000       56,244,000
Vodafone Group Plc (ADR) (United Kingdom) .....       2,428,800       54,283,680
                                                                    ------------
                                                                     110,527,680
                                                                    ------------
ENTERTAINMENT & LEISURE-0.7%
The Walt Disney Co. ...........................         577,700       16,689,753
                                                                    ------------
RETAIL-GENERAL MERCHANDISE-8.2%
Home Depot, Inc. ..............................       1,324,247       61,643,698
Kohl's Corp. (a) ..............................       1,743,700      109,382,301
Wal-Mart Stores, Inc. .........................         320,500       15,640,400
                                                                    ------------
                                                                     186,666,399
                                                                    ------------
                                                                     663,103,477
                                                                    ------------
FINANCE-20.3%
BANKING-MONEY CENTER-0.5%
J. P. Morgan Chase & Co. ......................         241,500       10,770,900
                                                                    ------------
BROKERAGE & MONEY MANAGEMENT-2.4%
Goldman Sachs Group, Inc. .....................         147,000       12,612,600
Merrill Lynch & Co., Inc. .....................         196,200       11,624,850
Morgan Stanley Dean Witter & Co. ..............         470,910       30,246,549
                                                                    ------------
                                                                      54,483,999
                                                                    ------------
INSURANCE-1.6%
American International Group, Inc. ............         444,782       38,251,252
                                                                    ------------
MORTGAGE BANKING-4.3%
Federal Home Loan Mortgage Corp. ..............         940,300       65,821,000
Federal National Mortgage Association .........         393,000       33,463,950
                                                                    ------------
                                                                      99,284,950
                                                                    ------------
MISCELLANEOUS-11.5%
Citigroup, Inc. ...............................       2,708,268      143,104,881
MBNA Corp. ....................................       3,648,262      120,210,233
                                                                    ------------
                                                                     263,315,114
                                                                    ------------
                                                                     466,106,215
                                                                    ------------
TECHNOLOGY-16.2%
COMMUNICATION EQUIPMENT-6.5%
Cisco Systems, Inc. (a) .......................       2,798,000       50,923,600
Corning, Inc. .................................         895,200       14,958,792
Juniper Networks, Inc. (a)  ...................         262,500        8,163,750
Nokia Corp. (ADR) (Finland) ...................       3,449,100       76,018,164
                                                                    ------------
                                                                     150,064,306
                                                                    ------------
COMPUTER HARDWARE/STORAGE-1.7%
EMC Corp. .....................................         535,200       15,547,560
International Business Machines Corp. .........          78,700        8,893,100
Sun Microsystems, Inc. (a)  ...................         885,000       13,912,200
                                                                    ------------
                                                                      38,352,860
                                                                    ------------
COMPUTER SERVICES-1.3%
Electronic Data Systems Corp. .................         485,500       30,343,750
                                                                    ------------
SEMI-CONDUCTOR COMPONENTS-1.4%
Intel Corp. ...................................         716,700       20,963,475
Micron Technology, Inc. (a) ...................         280,500       11,528,550
                                                                    ------------
                                                                      32,492,025
                                                                    ------------
SOFTWARE-5.3%
Amdocs, Ltd. (Guernsey) (a) ...................         440,550       23,723,617
Check Point Software Technologies, Ltd.
   (Israel) (a) ...............................         184,000        9,304,880
Microsoft Corp. (a) ...........................       1,007,400       73,540,200
VERITAS Software Corp. (a)  ...................         222,700       14,816,231
                                                                    ------------
                                                                     121,384,928
                                                                    ------------
                                                                     372,637,869
                                                                    ------------
HEALTH CARE-14.9%
DRUGS-10.8%
Pfizer, Inc. ..................................       3,362,750      134,678,137
Pharmacia Corp. ...............................       1,432,764       65,835,506
Schering-Plough Corp. .........................       1,292,700       46,847,448
                                                                    ------------
                                                                     247,361,091
                                                                    ------------
MEDICAL PRODUCTS-0.5%
Medtronic, Inc. ...............................         254,000       11,686,540
                                                                    ------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                              Shares        U.S. $ Value
--------------------------------------------------------------------------------
MEDICAL SERVICES-3.6%
UnitedHealth Group, Inc. ...................       1,348,600    $    83,276,050
                                                                ---------------
                                                                    342,323,681
                                                                ---------------
MULTI-INDUSTRY COMPANIES-6.5%
Honeywell International, Inc. ..............       1,358,200         47,523,418
Tyco International, Ltd. ...................       1,854,275        101,057,988
                                                                ---------------
                                                                    148,581,406
                                                                ---------------
CONSUMER STAPLES-4.9%
HOUSEHOLD PRODUCTS-0.4%
Colgate-Palmolive Co. ......................         158,500          9,349,915
                                                                ---------------
RETAIL-FOOD & DRUG-3.4%
Safeway, Inc. (a) ..........................         863,700         41,457,600
Walgreen Co. ...............................       1,069,400         36,520,010
                                                                ---------------
                                                                     77,977,610
                                                                ---------------
TOBACCO-1.1%
Philip Morris Cos., Inc. ...................         508,473         25,805,005
                                                                ---------------
                                                                    113,132,530
                                                                ---------------
ENERGY-3.9%
INTERNATIONAL-3.4%
BP Plc (ADR) (United Kingdom) ..............       1,538,588         76,698,612
                                                                ---------------
MISCELLANEOUS-0.5%
Enron Corp. ................................         245,500         12,029,500
                                                                ---------------
                                                                     88,728,112
                                                                ---------------

                                                     Shares or
                                                     Principal
                                                      Amount
Company                                                (000)       U.S. $ Value
--------------------------------------------------------------------------------
CAPITAL GOODS-3.7%
MISCELLANEOUS-3.7%
General Electric Co. .......................       1,466,500    $    71,491,875
United Technologies Corp. ..................         166,500         12,197,790
                                                                ---------------
                                                                     83,689,665
                                                                ---------------
Total Common Stocks
   (cost $2,279,663,873) ...................                      2,278,302,955
                                                                ---------------
SHORT-TERM INVESTMENTS-0.8%
COMMERCIAL PAPER-0.8%
General Electric Capital Corp.
   4.10%, 7/02/01 ..........................    $     18,502         18,499,893
                                                                ---------------
TIME DEPOSIT-0.0%
State Street Euro Dollar
   3.25%, 7/02/01 ..........................           1,061          1,061,000
                                                                ---------------
Total Short-Term Investments
   (amortized cost
   $19,560,893) ............................                         19,560,893
                                                                ---------------

TOTAL INVESTMENTS-100.1%
   (cost $2,299,224,766) ...................                      2,297,863,848
Other assets less liabilities-(0.1%) .......                         (2,516,883)
                                                                ---------------

NET ASSETS-100% ............................                    $ 2,295,346,965
                                                                ===============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      Glossary:

      ADR-American Depositary Receipt.

      See Notes to Financial Statements.

PREMIER GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)                Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $2,299,224,766)    $ 2,297,863,848
   Cash .....................................................               147
   Collateral for securities loaned .........................        12,960,400
   Dividends and interest receivable ........................           864,854
                                                                ---------------
   Total assets .............................................     2,311,689,249
                                                                ---------------

LIABILITIES
   Payable for collateral received on securities loaned .....        12,960,400
   Advisory fee payable .....................................         1,923,626
   Payable for investment securities purchased ..............         1,066,620
   Accrued expenses .........................................           391,638
                                                                ---------------

   Total liabilities ........................................        16,342,284
                                                                ---------------

NET ASSETS ..................................................   $ 2,295,346,965
                                                                ---------------
COMPOSITION OF NET ASSETS
   Capital stock, at par ....................................   $        85,093
   Additional paid-in capital ...............................     2,437,185,407
   Undistributed net investment loss ........................        (2,916,294)
   Accumulated net realized loss on investments .............      (137,646,323)
   Net unrealized depreciation of investments ...............        (1,360,918)
                                                                ---------------

                                                                $ 2,295,346,965
                                                                ===============

Class A Shares
   Net assets ...............................................   $ 1,820,804,563
                                                                ===============

   Shares of capital stock outstanding ......................        67,425,778
                                                                ===============

   Net asset value per share ................................   $         27.00
                                                                ===============
Class B Shares
   Net assets ...............................................   $   474,542,402
                                                                ===============

   Shares of capital stock outstanding ......................        17,667,323
                                                                ===============
   Net asset value per share ................................   $         26.86
                                                                ===============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

PREMIER GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2001 (unaudited)

                                          Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $245,719) .......  $   7,993,528
   Interest ....................................................      1,887,662
                                                                  -------------

   Total investment income .....................................      9,881,190
                                                                  -------------

EXPENSES
   Advisory fee ................................................     11,914,950
   Distribution fee - Class B ..................................        518,693
   Custodian ...................................................        137,616
   Transfer agency .............................................         63,200
   Audit and legal .............................................         56,501
   Printing ....................................................         54,885
   Administrative ..............................................         32,781
   Directors' fees .............................................            724
   Miscellaneous ...............................................         17,527
                                                                  -------------

   Total expenses ..............................................     12,796,877
                                                                  -------------
   Net investment loss .........................................     (2,915,687)
                                                                  -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investment transactions ................   (126,781,294)
   Net change in unrealized appreciation/depreciation of
     investments ...............................................   (163,159,213)
                                                                  -------------

   Net loss on investments .....................................   (289,940,507)
                                                                  -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................  $(292,856,194)
                                                                  =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

PREMIER GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                            Six Months Ended     Year Ended
                                                                              June 30, 2001      December 31,
                                                                               (unaudited)           2000
                                                                            ================   ================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss..................................................     $   (2,915,687)    $   (7,960,931)
   Net realized gain (loss) on investments..............................       (126,781,294)       111,642,903
   Net change in unrealized appreciation/depreciation of investments....       (163,159,213)      (601,478,696)
                                                                             --------------     --------------
   Net decrease in net assets from operations...........................       (292,856,194)      (497,796,724)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments
     Class A............................................................        (97,501,597)      (131,184,766)
     Class B............................................................        (24,522,952)        (5,912,426)
CAPITAL STOCK TRANSACTIONS
   Net increase.........................................................        195,791,730        776,642,913
                                                                             --------------     --------------
   Total increase (decrease)............................................       (219,089,013)       141,748,997
NET ASSETS
   Beginning of period..................................................      2,514,435,978      2,372,686,981
                                                                             --------------     --------------
   End of period........................................................     $2,295,346,965     $2,514,435,978
                                                                             ==============     ==============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

PREMIER GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Premier Growth Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital by pursuing aggressive investment policies. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each

PREMIER GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
================================================================================

outstanding class of shares based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $32,781 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2001.

Broker commissions paid on investment transactions for the six months ended June 30, 2001, amounted to $1,315,084, of which $91,390 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

Purchases:

Stocks and debt obligations ............................          $807,758,630
U.S. government and agencies ...........................                    -0-
Sales:
Stocks and debt obligations ............................          $628,404,479
U.S. government and agencies ...........................                    -0-

At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation .........................          $ 322,383,971
Gross unrealized depreciation .........................           (323,744,889)
                                                                 -------------

Net unrealized depreciation ...........................          $  (1,360,918)
                                                                 =============

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net capital losses of $10,413,000 during the fiscal year.

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2001, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also

PREMIER GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS             Alliance Variable Products Series Fund
================================================================================

treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE E: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2001, the Portfolio had loaned securities with a value of $12,224,961 and received cash collateral of $12,960,400. For the six months ended June 30, 2001, the Portfolio received fee income of $42,561 which is included in interest income in the accompanying Statement of Operations.

--------------------------------------------------------------------------------

NOTE  F: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                      -----------------------------------   -----------------------------------
                                                    SHARES                                AMOUNT
                                      -----------------------------------   -----------------------------------
                                      Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                        June 30, 2001      December 31,       June 30, 2001      December 31,
                                         (unaudited)           2000            (unaudited)           2000
                                      ================   ================   ================   ================
Class A
Shares sold.......................          3,106,582         14,404,295     $   95,180,873     $  559,965,856
Shares issued in reinvestment of
   distributions..................          3,507,252          3,294,445         97,501,597        131,184,766
Shares redeemed...................         (6,211,517)        (8,667,570)      (182,030,568)      (325,383,242)
                                       --------------     --------------     --------------     --------------
Net increase......................            402,317          9,031,170     $   10,651,902     $  365,767,380
                                       ==============     ==============     ==============     ==============

Class B
Shares sold.......................          6,118,560         10,984,510     $  183,379,684     $  417,104,662
Shares issued in reinvestment of
   distributions..................            886,906            148,815         24,522,952          5,912,426
Shares redeemed...................           (804,168)          (338,758)       (22,762,808)       (12,141,555)
                                       --------------     --------------     --------------     --------------
Net increase......................          6,201,298         10,794,567     $  185,139,828     $  410,875,533
                                       ==============     ==============     ==============     ==============

NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2001.

PREMIER GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          -------------------------------------------------------------------------------------
                                                                                  CLASS  A
                                          -------------------------------------------------------------------------------------
                                           Six Months
                                             Ended                                  Year Ended December 31,
                                          June 30, 2001      ==================================================================
                                           (unaudited)          2000           1999           1998            1997       1996
                                          ============       ==========     ==========     ==========       ========   ========
Net asset value, beginning of period ..    $    32.05        $    40.45     $    31.03     $    20.99       $  15.70   $  17.80
                                           ----------        ----------     ----------     ----------       --------   --------
Income From Investment Operations
Net investment income (loss) (a) ......          (.03)             (.11)          (.09)          (.01)(b)    .04 (b)        .08(b)
Net realized and unrealized gain
   (loss) on investment transactions ..         (3.50)            (6.18)          9.98          10.08           5.27       3.29
                                           ----------        ----------     ----------     ----------       --------   --------
Net increase (decrease) in net asset
   value from operations ..............         (3.53)            (6.29)          9.89          10.07           5.31       3.37
                                           ----------        ----------     ----------     ----------       --------   --------
Less: Dividends and Distributions
Dividends from net investment income ..            -0-               -0-            -0-         (.03)          (.02)       (.10)
Distributions from net realized gains .         (1.52)            (2.11)          (.47)           -0-            -0-      (5.37)
                                           ----------        ----------     ----------     ----------       --------   --------
Total dividends and distributions .....         (1.52)            (2.11)          (.47)          (.03)          (.02)     (5.47)
                                           ----------        ----------     ----------     ----------       --------   --------
Net asset value, end of period ........    $    27.00        $    32.05     $    40.45     $    31.03       $  20.99   $  15.70
                                           ==========        ==========     ==========     ==========       ========   ========
Total Return
Total investment return based
   on net asset value (c) .............        (11.15)%          (16.58)%        32.32%         47.97%         33.86%     22.70%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ....................    $1,820,805        $2,148,332     $2,345,563     $1,247,254       $472,326   $ 96,434
Ratio to average net assets of:
   Expenses, net of waivers
     and reimbursements ...............          1.03%(d)          1.04%          1.05%          1.06%           .95%       .95%
   Expenses, before waivers
     and reimbursements ...............          1.03%(d)          1.04%          1.05%          1.09%          1.10%      1.23%
   Net investment income (loss) .......          (.20)%(d)         (.29)%         (.27)%         (.04)%(b)       .21%(b)    .52%(b)
Portfolio turnover rate ...............            27%               41%            26%            31%           .27%        32%

--------------------------------------------------------------------------------

See footnote summary on page 13.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    --------------------------------------------------
                                                                                       CLASS  B
                                                                    --------------------------------------------------
                                                                     Six Months            Year      July 14, 1999(e)
                                                                       Ended              Ended             to
                                                                    June 30, 2001       December 31,    December 31,
                                                                     (unaudited)           2000             1999
                                                                    =============       ===========  ================
Net asset value, beginning of period .............................   $     31.93        $     40.40     $     35.72
                                                                     -----------        -----------     -----------
Income From Investment Operations
Net investment loss (a) ..........................................          (.07)              (.18)           (.07)
Net realized and unrealized gain (loss) on investment
  transactions ...................................................         (3.48)             (6.18)           4.75
                                                                     -----------        -----------     -----------
Net increase (decrease) in net asset value from operations .......         (3.55)             (6.36)           4.68
                                                                     -----------        -----------     -----------
Less: Distributions
Distributions from net realized gains ............................         (1.52)             (2.11)             -0-
                                                                     ===========        ===========     ===========
Net asset value, end of period ...................................   $     26.86        $     31.93     $     40.40
                                                                     ===========        ===========     ===========
Total Return
Total investment return based on net asset value (c) .............        (11.25)%           (16.78)%         13.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ........................   $   474,542        $   366,104     $    27,124
Ratio to average net assets of:
   Expenses ......................................................          1.28%(d)           1.30%           1.29%(d)
   Net investment loss ...........................................          (.46)%(d)          (.51)%          (.53)%(d)
Portfolio turnover rate ..........................................            27%                41%             26%

--------------------------------------------------------------------------------

(a)   Based on average shares outstanding.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Commencement of distribution.

                                          Alliance Variable Products Series Fund
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
F. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Gregory R. Sawers, Vice President
Kevin F. Simms, Vice President
Kenneth D. Smalley, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.


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